Asset Retirement Obligations and Accrued Environmental Costs - Summary of Pre-Tax Risk-Free Discount Rate and Expected Cash Flow Payments for Asset Retirement Obligations and Accrued Environmental Costs (Detail)
$ in Millions
12 Months Ended
Dec. 31, 2020 USD ($)
Phosphate sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	55 years
Asset retirement obligations [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Undiscounted Cash Flows	$ 2,800
Asset retirement obligations [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
-0.5% Discount Rate	90
Asset retirement obligations [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
+0.5% Discount Rate	(70)
Asset retirement obligations [Member] | Potash sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 76
Asset retirement obligations [Member] | Potash sites [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	33
Asset retirement obligations [Member] | Potash sites [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	441
Asset retirement obligations [Member] | Phosphate sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 468
Asset retirement obligations [Member] | Phosphate sites [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	1
Asset retirement obligations [Member] | Phosphate sites [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	80
Asset retirement obligations [Member] | Retail Site [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 25
Asset retirement obligations [Member] | Retail Site [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	1
Asset retirement obligations [Member] | Retail Site [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	30
Asset retirement obligations [Member] | Corporate And Other Sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 640
Asset retirement obligations [Member] | Corporate And Other Sites [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	1
Asset retirement obligations [Member] | Corporate And Other Sites [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	482
Accrued environmental costs [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	1.20%
-0.5% Discount Rate	$ 5
Accrued environmental costs [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	6.50%
+0.5% Discount Rate	$ (10)
Accrued environmental costs [Member] | Retail Site [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 89
Accrued environmental costs [Member] | Retail Site [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	1
Accrued environmental costs [Member] | Retail Site [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	30
Accrued environmental costs [Member] | Corporate And Other Sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 461
Accrued environmental costs [Member] | Corporate And Other Sites [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	1
Accrued environmental costs [Member] | Corporate And Other Sites [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cash Flow Payments (years)	20